Trade payables and other current liabilities - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2021	Dec. 31, 2025
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Increase / (Decrease) in trade and other payables	€ (359)	€ 1,293
Trade and other payables	6,200			€ 6,600
Adjustment for increase (decrease) settlement of supplier balances	1,000
Adjustments for increase (decrease) in goods and services	600
Decrease in payroll tax and other payroll liabilities	1,800
Decrease in bonus accrual		1,600
Current contract liabilities	36,172			€ 36,172
Adjustments for increase (decrease) in contract liabilities	18,100
Decrease in trade payables	359	€ (1,293)
Janssen Pharmaceutica NV
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Increase in refund liabilities	€ 400
LianBio, NBTXR3
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Adjustments for increase (decrease) in contract liabilities			€ 16,500